5. Property and Equipment (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 120,819
2014	77,757
2015	39,616
2016	12,738
Total	253,571	369,831
Software [Member]
2013	277,765
2014	277,765
2015	277,765
2016	217,474
2017	51,311
Total	$ 1,102,080